Note 13 - Deconsolidation	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Deconsolidation Disclosure [Text Block]
13.	Deconsolidation

In December, 2015, the Group entered a series of arrangements to dispose its 100% equity interests in Zhongcheng Futong Co., Ltd. ("CFO Zhongcheng") which holds 90% equity interests in CFO Securities Consulting with third parties. Pursuant to the arrangements, the cash consideration was $9,322,850. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $477,393 was recognized as a cost method investment in the consolidated balance sheets (Note 11), as the Group did not have any significant influence over CFO Securities Consulting. The Group recorded a gain on the interest sold and the retained noncontrolling investment of $9,161,948 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

In December, 2015, the Company entered a contractual arrangement with third parties to transfer its 15% equity interests in CFO Aishang, which was previously owned 55% equity interests by the Group. Pursuant to the arrangements, the cash consideration was $3,861. With the assistance of a third party appraiser, the fair value of the 40% retained noncontrolling investment of $985,586 was recognized as an equity method investment in the consolidated balance sheets (Note 12). The Group recorded a gain on the interest sold and the retained noncontrolling investment of $837,853 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

The gain on the interest sold and the retained noncontrolling investment was calculated as the difference between the aggregate of (i) the fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, and (iii) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company's net assets.